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                            ARMADA FUNDS

                            ARMADA OHIO TAX EXEMPT FUNDS
                            SEMI-ANNUAL REPORT - NOVEMBER 30, 1995
                            (UNAUDITED)

ARMADA                           TABLE OF CONTENTS
OHIO TAX
EXEMPT FUND                      Chairman's Message  ..........................................  1

                                 Tax Exempt Series Overview   .................................  3

                                 FUND OVERVIEW

                                   Armada Ohio Tax Exempt Fund  ...............................  5

                                 PORTFOLIO OF INVESTMENTS   ...................................  7

                                 FINANCIAL STATEMENTS  ........................................ 11

                                 NOTES TO FINANCIAL STATEMENTS ................................ 14

- SHARES OF THE ARMADA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY NATIONAL CITY BANK, ITS AFFILIATES OR ANY BANK.
- SHARES OF THE ARMADA FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FDIC, OR ANY GOVERNMENTAL AGENCY OR STATE.
- AN INVESTMENT IN THE ARMADA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
- PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE, AND THE INVESTMENT RETURN WILL FLUCTUATE.

National City Bank and certain of its affiliates serve as investment advisers to Armada Funds for which they receive an investment advisory fee. For more complete information about the Armada Funds, including charges and expenses, please contact your investment specialist or call 1-800-622-FUND (3863) for a prospectus. Read it carefully before you invest or send money. Armada Funds are distributed by 440 Financial Distributors, Inc., 290 Donald Lynch Boulevard, Marlborough, MA, 01752. 440 Financial Distributors, Inc. is not affiliated with National City Bank and is not a bank.

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                            ARMADA FUNDS SEMI-ANNUAL REPORT

                            CHAIRMAN'S MESSAGE

                            Dear Armada Shareholders:

                              For the six months ended November 30, 1995, the
                            equity and bond markets continued to flourish beyond many expectations. Armada Funds investment advisers responded in kind, producing decided gains for our shareholders during this period.

                              While we are always pleased to see the markets
                            perform well in the short term, we continue to stress to our shareholders the value of following a disciplined and diversified, long-term investment strategy. Over the years, a long-term investment perspective has helped investors attain financial goals such as providing a college education for children, purchasing a new home or meeting retirement needs.

                            ARMADA NEWS
                              I am pleased to announce two significant events
                            which have taken place during these past six months with respect to the Armada Family of Funds:

                            TWO ASSET MANAGERS JOIN ARMADA
                              On September 28, 1995, Robert M. Leggett and James
                            R. Kirk joined Armada Funds as asset managers for the Equity Fund and Equity Income Fund, respectively. Both have significant investment management expertise and have successfully managed large institutional funds over the past two decades. Mr. Leggett has held equity-related positions including chief investment officer, director of equity investments, and director of research. Mr. Kirk is well-known in the Cleveland investment community and comes to National City after holding the investment management positions of chief investment officer, head of equity asset management and director of research.

                            TREASURY FUND RECOGNIZED FOR QUALITY
                              Armada Treasury Fund, one of the four money market
                            funds offered by Armada Funds, was recently rated "AAAm-G" by Standard & Poor's, based on an analysis of the Fund's credit quality, investment policies and management and market price exposure. This rating indicates that the

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                            ARMADA FUNDS SEMI-ANNUAL REPORT

                            CHAIRMAN'S MESSAGE (CONTINUED)

                            Fund's safety of invested principal is excellent and reflects its superior capacity to maintain a $1 per share net asset value at all times.

                              As you read ahead, you will find commentaries
                            which discuss market and fund activities during the past six months for the Armada Ohio Tax Exempt Fund. Please remember that the Armada Family of Funds offers a full range of investment products. Each fund offers a distinctive investment style and position along the risk/reward spectrum. As always, Armada is committed to providing our shareholders with quality investment products and services. For more information about Armada Funds, please contact your investment specialist or call 1-800-622-FUND
                            (3863).

                            Sincerely,

                            [SIGNATURE]

                            Richard B. Tullis
                            Chairman
                            Armada Funds Board of Trustees

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                            ARMADA FUNDS SEMI-ANNUAL REPORT

                            TAX EXEMPT SERIES OVERVIEW

"CRITICAL TO THE BOND
MARKET'S ADVANCE FOR THIS
PERIOD WAS THE CONTINUED
GOOD NEWS WITH RESPECT
TO INFLATION."              As Armada Funds progressed through the first half
                            of fiscal year 1996, ending November 30, 1995, the bond market advance born in early calendar year 1995 continued its impressive upward path. Based on investor perceptions of both low and controlled inflation, rising productivity, and the anticipation of further Federal Reserve initiated interest rate reductions, the bond market was free to continue its impressive rally. This was evidenced by the strong
                            4.80% rate of total return generated by the Lehman
                            Brothers Seven-Year Municipal Bond Index for the six-month period ending November 30, 1995.

                              Critical to the bond market's advance for this
                            period was the continued good news with respect to inflation. While the consumer price index is in fact generating inflation rates above that experienced during the unusually docile 1994 year, the 2.9% year-to-date inflation level being generated today is impressive not only in the low absolute percentage, but also when viewed in the context of the fifth year of an economic recovery. Furthermore, during this first half fiscal year, most forward looking indicators of inflationary pressure building in the economy showed no signs of significant upward trends. This was evidenced by the fact that the producer price index has only generated a 1.4% growth rate for the calendar year-to-date.

                            MARKET OUTLOOK
                              While the tax-exempt bond market must react to the
                            same influences affecting taxable fixed-income securities, it must also reflect all that has bearing on specific issues relating to the status of their taxation. As the municipal market progressed during the first six months of the Armada Funds' fiscal 1996 year, the various flat tax-rate proposals were forced off the newspaper headlines by the budget debate. However, the effect of these tax proposals continues to be felt in the tax-exempt markets. This is especially true in the shorter term maturities, where after-tax yields on U.S. Treasury notes are almost exactly equal to returns available on tax-exempt securities. It would appear that investors have concluded that due to the flat tax proposals, there is no advantage in tax-exempt securities. Furthermore, as the Funds' first half fiscal year came to a close, investors were demanding a full 1% yield increase to extend their tax-exempt maturities from two years to ten years, another sign of investor-perceived risk associated with buying long-term tax-exempt securities in a flat tax environment. Simply stated, the tax-exempt security market seems to already be reflecting some type of flat tax program.

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                            ARMADA FUNDS SEMI-ANNUAL REPORT

                            TAX EXEMPT SERIES OVERVIEW (CONTINUED)

"SIMPLY STATED, THE
TAX-EXEMPT SECURITY MARKET
SEEMS TO ALREADY BE
REFLECTING SOME TYPE OF
FLAT TAX PROGRAM."          LOOKING FORWARD
                              As we look forward, we see good value in
                            tax-exempt securities in the seven to ten-year maturity range. This is based on our belief that the market has underestimated the difficulty in enacting any flat tax proposal quickly. The road of tax reform is simply not as straight or smooth as the current structure of tax-exempt security yields would have investors believe. Consider perhaps the single biggest issues which will have to be addressed in any flat tax proposal. This issue involves a state's ability to finance, at the least cost to taxpayers, the multitude of social programs delegated from the federal government as the federal government shrinks, reflective of the budget debates. This is an issue which will take years to resolve, if ever.

                              As the Armada Funds close fiscal year 1996, we
                            would expect the influence of the various flat tax proposals to continue. However, as long as the effects are present, coupled with what we see as a low probability of an actual flat tax proposal being enacted soon, good value will be available in tax-exempt securities.

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                            FUND OVERVIEW

                            ARMADA OHIO TAX EXEMPT FUND

ASSET MANAGER:
 STEPHEN P. CARPENTER
  VICE PRESIDENT
  NATIONAL CITY

JANUARY 5, 1990
(INSTITUTIONAL SHARES)
APRIL 15, 1991 (RETAIL SHARES)

ASSETS:
$78,355,291 (INSTITUTIONAL SHARES)
$ 3,239,387 (RETAIL SHARES)

INVESTMENT OBJECTIVE:

PROVIDE AS HIGH A LEVEL OF
INTEREST INCOME EXEMPT FROM
FEDERAL INCOME TAX AND, TO
THE EXTENT POSSIBLE, FROM OHIO
INCOME TAX, AS IS CONSISTENT
WITH CONSERVATION OF CAPITAL.
THE FUND NORMALLY INVESTS IN
TAX-EXEMPT OBLIGATIONS HAVING
AVERAGE REMAINING MATURITIES
OF TWO TO TEN YEARS.
                              The Armada Ohio Tax Exempt Fund Institutional
                            shares and Retail shares experienced positive returns of 4.64% and 4.65% (before sales load), respectively, for the six months ended November 30, 1995. This compares to 4.80% for the Fund's benchmark Lehman Brothers Seven-Year Municipal Bond Index (the "Index"). The Fund has an average maturity of 6.3 years and a duration of 5.2 years, both slightly shorter than the Index, but well within intermediate bond parameters. The 30-day SEC yield at November 30, 1995 was 4.38% (Institutional) and 4.24% (Retail) - equivalent to yields of 7.84% and 7.59%, respectively, for Ohio residents in the maximum tax brackets (assuming 39.6% federal and 7.5% Ohio state tax).

                              The overall composition of the Fund has remained
                            the same during the past six months. The Fund continues to be of AA quality with more than half of the Fund's holdings in general obligations. The Fund's largest holdings are the State of Ohio, the Ohio Public Facilities, Ohio Water Development Authority, Franklin County and the City of Columbus.

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                            FUND OVERVIEW

                            ARMADA OHIO TAX EXEMPT FUND (CONTINUED)

                               TOTAL RETURNS as of 11/30/95

                                      Six Months      1-Year    3-Years(4)    5-Years(4)   Since Inception(2,4)
                                      ----------      ------    ----------    ----------   --------------------
Armada Ohio Tax Exempt Fund
Institutional Shares(1)                  4.64%         14.15%      6.36%         6.66%            16.83%

Armada Ohio Tax Exempt Fund
Retail Shares    With Sales Load         1.52%         10.68%      5.32%         6.01%             5.81%
                 Without Sales Load      4.65%         14.09%      6.38%         6.66%             6.36%


Past performance is not predictive of future performance.


             GROWTH OF A $10,000 INVESTMENT (BEGINNING 1/5/90)(3)

                                    Lehman
                                   Brothers       Armada Ohio     Armada Ohio
                                  Seven-Year      Tax Exempt     Tax Exempt
                                   Municipal     Fund (Insti-    Fund (Retail
      Measurement Period         Bond Index as     tutional       Shares with
    (Fiscal Year Covered)          of 1/2/90        Shares)(1)    sales load)
Dec-1989                            $10,000          $10,000        $10,000
June-1990                            10,274           10,093          9,789
Dec-1990                             10,740           10,379         10,067
June-1991                            11,188           10,730         10,407
Dec-1991                             11,993           11,314         10,974
June-1992                            12,409           11,584         11,238
Dec-1992                             12,959           12,095         11,724
June-1993                            13,744           12,777         12,386
Dec-1993                             14,311           13,318         12,912
June-1994                            13,919           12,841         12,448
Dec-1994                             13,917           12,750         12,371
June-1994                            15,062           13,732         13,315
Nov-1995                             15,799           14,393         13,958

                          (1) Institutional shares are sold primarily to Banks
                              and clients of National Asset Management
                              Corporation (NAM) customers. Certain account level charges may apply.

                          (2) The Armada Ohio Tax Exempt Fund's date of
                              inception was January 5, 1990 for Institutional shares and April 15, 1991 for Retail shares.

                          (3) The return and principal value of an investment
                              will fluctuate. When redeemed, shares may be worth more or less than their original cost.

                          (4) Annualized.

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                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           OHIO TAX EXEMPT FUND
(UNAUDITED)

                                     PAR
                        MATURITY    (000)       VALUE
                        -------     -----       ----
OHIO - 98.4%
  Akron General Obligation
    4.50%.............. 12/01/05   $   500   $   479,375
  Akron Waterworks Revenue
    5.15%.............. 03/01/01       500       516,875
  Allen County General
   Obligation
    4.95%.............. 12/01/04       500       511,875
  Avon Lake Water Revenues
    4.80%.............. 10/01/03       345       351,038
  Brown County General
   Obligation
    5.20%.............. 12/01/04       455       473,769
  Butler County Sewer System
   Revenue
    6.00%.............. 12/01/04       500       540,625
  Centerville Local School
   District
    4.40%.............. 03/14/96       600       601,500
  Cincinnati City School
   District General Obligation
    5.60%.............. 02/01/01       250       258,750
  Cincinnati City School
   District RANS
    5.60%.............. 06/15/97       500       510,625
    6.05%.............. 06/15/00       250       265,000
  Cincinnati General Obligation
    5.25%.............. 12/01/97       400       410,500
    5.375%............. 12/01/97       250       257,188
    5.25%.............. 12/01/98       250       258,750
    5.375%............. 12/01/99       250       261,563
    4.50%.............. 12/01/01     1,000     1,012,500
  Clermont County Waterworks
   Revenue
    5.30%.............. 12/01/05       500       520,625
  Cleveland Heights General
   Obligation
    5.40%.............. 12/01/00       900       946,125
  Cleveland State University
   Revenue Bond
    5.00%.............. 06/01/03       250       256,563
  Cleveland Waterworks
    5.40%.............. 01/01/06       500       528,750
  Columbus General Obligation
    5.45%.............. 01/01/98       900       927,000
    4.55%.............. 09/15/99       775       788,563
    5.25%.............. 05/01/02     1,000     1,055,000
    5.30%.............. 05/01/03     1,000     1,058,750
    5.70%.............. 07/01/04       300       325,500
  Columbus Sewer Revenue
    6.20%.............. 06/01/04     1,500     1,657,500
  Columbus Water System Revenue
    5.15%.............. 11/01/96       375       380,486
    5.80%.............. 02/15/01       500       535,000
    6.00%.............. 11/01/02       330       361,763
  Cuyahoga County General
   Obligation
    4.50%.............. 10/01/00       500       504,375
    5.00%.............. 10/01/05     1,610     1,652,263
  Cuyahoga County Hospital
   Revenues (Cleveland Clinic)
    6.00%.............. 11/15/03       890       975,663
    6.125%............. 11/15/04       840       925,050
  Cuyahoga Heights Local School
   District General Obligation
    5.20%.............. 12/01/04       255       264,563
  Franklin County General
   Obligation
    4.85%.............. 12/01/03     1,500     1,541,250
    6.00%.............. 12/01/03       500       549,375
    5.05%.............. 12/01/05     2,000     2,080,000
    6.375%............. 12/01/17       500       559,375
  Franklin County Hospital
   Revenue (Doctor's Hospital)
    4.85%.............. 12/01/98       250       252,813

                             See Accompanying Notes

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                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           OHIO TAX EXEMPT FUND (CONTINUED)
(UNAUDITED)

                                     PAR
                        MATURITY    (000)       VALUE
                        -------     -----       ----
OHIO (CONT'D.)
  Franklin County Hospital
   Revenue (Grant Medical
   Center)
    6.25%.............. 12/01/97   $   500   $   520,560
  Gahanna-Jefferson City School
   District General Obligation
    5.40%.............. 12/01/04       280       291,900
  Granville Local School
   District General Obligation
    4.65%.............. 12/01/05       500       495,000
  Greene County Water Works
   Systems Revenue
    5.30%.............. 12/01/05       500       518,125
  Hamilton County General
   Obligation
    5.75%.............. 12/01/01       250       267,188
  Hamilton County Sewer Revenue
    6.20%.............. 12/01/00     1,000     1,091,250
    5.30%.............. 12/01/06     1,000     1,031,250
  Hilliard City Schools General
   Obligation
    5.30%.............. 12/01/99       250       260,625
    4.75%.............. 12/01/01       250       256,250
    5.90%.............. 12/01/04     1,000     1,077,500
  Hudson Local School District
   General Obligation
    5.00%.............. 12/15/02       500       518,750
  Kenston Local School District
   General Obligation
    5.55%.............. 12/01/03       500       523,125
  Kent State University General
   Receipts
    6.15%.............. 05/01/04       250       273,750
  Kettering General Obligation
    3.60%.............. 12/01/95       520       519,995
    4.90%.............. 12/01/02       300       308,250
    5.15%.............. 12/01/05       550       567,875
  Lake County General Obligation
    5.30%.............. 12/01/98       250       258,750
  Lakewood City School District
   General Obligation
    5.05%.............. 12/01/00       275       285,313
  Lebanon City Schools General
   Obligation
    4.65%.............. 12/01/99       750       770,625
  Loveland City School District
   General Obligation
    5.30%.............. 12/01/96       250       253,483
    6.00%.............. 12/01/00       250       265,313
  Marysville Exempted Local
   School District General
   Obligation
    5.10%.............. 12/01/04       500       513,125
  Miami University General
   Receipts
    5.40%.............. 12/01/05     1,000     1,048,750
  Newark General Obligation
    5.45%.............. 12/01/02     1,000     1,053,750
  North Canton City School
   District General Obligation
    5.25%.............. 12/01/01       500       522,500
  Northeast Ohio Regional Sewer
   Revenue
    6.40%.............. 11/15/03       250       279,063
  Ohio Higher Education Facility
   (University of Dayton)
    4.40%.............. 05/15/99       250       251,875
    5.875%............. 12/01/04       250       269,375
  Ohio Public Facilities
   (Mental Health)
    5.00%.............. 12/01/02     1,000     1,023,750

                             See Accompanying Notes

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                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           OHIO TAX EXEMPT FUND (CONTINUED)
(UNAUDITED)

                                     PAR
                        MATURITY    (000)       VALUE
                        -------     -----       ----
OHIO (CONT'D.)
  Ohio State Building Authority
    4.40%.............. 04/01/02   $   250   $   249,688
    4.40%.............. 04/01/03       250       245,938
    5.80%.............. 10/01/03       250       269,063
    5.20%.............. 10/01/04       500       521,250
  Ohio State Capital Facilities
   General Obligation Series A
    5.40%.............. 10/01/07     1,000     1,041,250
  Ohio State Higher Education
   (John Carroll)
    5.00%.............. 10/01/02       250       256,563
    4.85%.............. 11/15/04       250       251,875
  Ohio State Public Facilities
   (Higher Education)
    4.25%.............. 12/01/96       750       753,674
    4.625%............. 12/01/98       500       507,500
    4.60%.............. 06/01/99       500       507,500
    5.50%.............. 12/01/00       500       526,875
    4.625%............. 12/01/01       500       506,250
    4.80%.............. 05/01/02       530       533,312
    5.20%.............. 05/01/06       500       511,250
  Ohio State University General
   Receipt Bond Series A2
    5.15%.............. 12/01/00       250       260,312
  Ohio State University General
   Receipts
    4.55%.............. 12/01/96       500       504,810
    5.40%.............. 12/01/02     1,500     1,588,124
    4.70%.............. 12/01/05     1,000       982,500
  Ohio State Water Development
   Authority
    5.00%.............. 12/01/98     1,500     1,545,000
    5.90%.............. 06/01/00       500       529,374
    4.35%.............. 12/01/00     1,000     1,002,500
    5.50%.............. 12/01/01     1,000     1,057,500
    5.90%.............. 12/01/02       320       343,600
    5.55%.............. 06/01/04     1,000     1,060,000
    5.60%.............. 06/01/07     1,500     1,580,624
    5.00%.............. 12/01/07     1,000       998,750
  Parma City School District
   General Obligation
    6.05%.............. 12/01/01       270       287,550
  Perry Local School District
   General Obligation
    4.35%.............. 06/01/99       750       753,750
  Portage County General
   Obligation
    6.00%.............. 12/01/03       915       972,187
  Solon General Obligation
    5.30%.............. 12/01/03       210       220,238
    5.50%.............. 12/01/04       220       232,100
  Springfield Local School
   District General Obligation
    6.10%.............. 12/01/03       250       273,750
  State of Ohio General
   Obligation
    5.10%.............. 08/01/96       500       505,320
    5.00%.............. 05/15/97       500       507,500
    5.70%.............. 05/15/98       500       518,750
    5.00%.............. 05/15/99     1,000     1,027,500
    4.50%.............. 05/15/00     1,000     1,010,000
    5.00%.............. 08/01/00       500       515,625
    4.60%.............. 05/15/01       500       505,625
    5.15%.............. 09/01/01       500       520,000
    4.70%.............. 05/15/02     2,000     2,042,500
    4.70%.............. 08/01/03     1,000     1,017,500

                             See Accompanying Notes

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                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           OHIO TAX EXEMPT FUND (CONTINUED)
(UNAUDITED)

                                     PAR
                        MATURITY    (000)       VALUE
                        -------     -----       ----
OHIO (CONT'D.)
  State of Ohio Highways
    4.80%.............. 05/15/99   $ 3,000   $ 3,082,500
  University of Cincinnati
   General Receipts
    4.80%.............. 06/01/03       250       253,124
    5.70%.............. 06/01/03       250       268,750
    4.75%.............. 06/01/04       500       496,250
    5.80%.............. 06/01/04       200       216,750
  Upper Arlington General
   Obligation
    6.20%.............. 12/01/01       270       295,987
  Westerville General Obligation
    5.60%.............. 12/01/01       325       345,718
  Westlake General Obligation
    5.30%.............. 12/01/03       500       523,124
  Worthington City School
   District General Obligation
    5.80%.............. 12/01/01     1,200     1,285,500
    4.35%.............. 12/01/02       600       585,750
    5.85%.............. 12/01/02       500       540,624
  Wright State University
   General Receipts
    4.90%.............. 05/01/05       500       510,000
  Youngstown Public Housing
   Authority - U.S. Government
   Backed
    5.25%.............. 07/01/98       670       684,237
                                             -----------
  TOTAL MUNICIPAL BONDS.........              78,806,641
   (Cost $76,424,895)                        -----------

                                   NUMBER
                                  OF SHARES
                                    (000)
                                  ---------
TEMPORARY INVESTMENT - 1.6%
  Federated Ohio Municipal
   Cash Trust...................     1,319   $ 1,318,979
   (Cost $1,318,979)                         -----------

TOTAL INVESTMENTS - 100.0%......             $80,125,620
   (Cost $77,743,874*)                       ===========

*     Also cost for Federal income tax purposes.
      The gross unrealized appreciation (depreciation)
      for federal income tax purposes is as follows:
      Gross appreciation.................... $2,472,660
      Gross depreciation....................    (90,914)
                                             ----------
                                             $2,381,746
                                             ----------

                             See Accompanying Notes

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                            FINANCIAL STATEMENTS

                            OHIO TAX EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995 (UNAUDITED)

ASSETS
   Investments at value
   (Cost $77,743,874)...................   $80,125,620
   Interest receivable..................     1,451,928
   Receivable for Fund shares sold......       350,000
   Prepaid expenses.....................         1,545
                                            ----------
            TOTAL ASSETS................    81,929,093
------------------------------------------------------
LIABILITIES
   Dividends payable - Institutional
     class..............................       281,601
   Payable for Fund shares redeemed.....         8,880
   Accrued expenses.....................        43,934
                                            ----------
            TOTAL LIABILITIES...........       334,415
------------------------------------------------------
            NET ASSETS (based on
            7,429,519 shares of
            beneficial interest having
            no par value)...............   $81,594,678
======================================================
            NET ASSETS CONSIST OF:
            Paid-in capital.............   $79,261,340
            Accumulated net realized
            loss on investments sold....       (48,408)
            Net unrealized appreciation
            on investments..............     2,381,746
                                            ----------
                                           $81,594,678
======================================================
            NET ASSET VALUE, OFFERING
            PRICE AND REDEMPTION PRICE
            PER SHARE - Institutional
            class
            ($78,355,291 / 7,133,537
            shares of beneficial
            interest)................      $     10.98
======================================================
            NET ASSET VALUE AND
            REDEMPTION PRICE PER
            SHARE - Retail class
            ($3,239,387 / 295,982 shares
            of beneficial interest).....   $     10.94
======================================================
            MAXIMUM OFFERING PRICE PER
            RETAIL SHARE
            ($10.94 / .9700)............   $     11.28
======================================================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)

INVESTMENT INCOME:
   Interest..............................   $1,913,020
                                             ---------
EXPENSES:
   Investment Advisory fees..............      211,749
   Administration fees...................       39,049
   12b-1 fees............................       15,620
   Transfer Agent fees...................       12,338
   Custodian fees........................        9,740
   Miscellaneous.........................        8,871
   Legal fees............................        6,234
   Printing and shareholder reports......        5,505
   Distribution fees.....................        3,161
   Registration and filing fees..........        2,048
   Audit fees............................        1,729
   Trustees' fees........................          981
   Insurance.............................          810
   Fees waived by Investment Advisers....     (211,749)
   Fees waived by Custodian..............       (9,740)
                                             ---------
            Total expenses...............       96,346
------------------------------------------------------
NET INVESTMENT INCOME....................    1,816,674
------------------------------------------------------
            REALIZED AND UNREALIZED
            GAIN ON INVESTMENTS
            Net realized gain on
            investments sold.............       42,081
            Net change in unrealized
            appreciation on
            investments..................    1,688,331
                                             ---------
            Net gain on investments......    1,730,412
------------------------------------------------------
            NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS....   $3,547,086
======================================================

                             See Accompanying Notes

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                            FINANCIAL STATEMENTS

                            OHIO TAX EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                                       FOR THE            FOR THE
                                                                                  SIX MONTHS ENDED       YEAR ENDED
                                                                                  NOVEMBER 30, 1995     MAY 31, 1995
                                                                                  ----------------      ------------
                                                                                     (UNAUDITED)
INCREASE IN NET ASSETS:
Operations:
    Net investment income......................................................      $ 1,816,674         $ 3,416,458
    Net realized gain/(loss) on investments sold...............................           42,081             (85,521)
    Net change in unrealized appreciation on investments.......................        1,688,331           1,365,823
                                                                                     -----------         -----------
    Net increase in net assets resulting from operations.......................        3,547,086           4,696,760
Distributions to shareholders from net investment income.......................       (1,816,674)         (3,416,458)
Increase in net assets derived from capital share transactions.................        4,700,474           8,026,080
                                                                                     -----------         -----------
Total increase in net assets...................................................        6,430,886           9,306,382
                                                                                     -----------         -----------
NET ASSETS:
    Beginning of period........................................................       75,163,792          65,857,410
                                                                                     -----------         -----------
    End of period..............................................................      $81,594,678         $75,163,792
                                                                                     ===========         ===========

                             See Accompanying Notes

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                            FINANCIAL HIGHLIGHTS

                            OHIO TAX EXEMPT FUND

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  FOR THE                       FOR THE YEAR ENDED MAY 31
                                             SIX MONTHS ENDED        --------------------------------------------------
                                             NOVEMBER 30, 1995                 1995                       1994
                                               -------------                   ----                       ----
                                                (UNAUDITED)
                                          INSTITUTIONAL    RETAIL    INSTITUTIONAL    RETAIL    INSTITUTIONAL    RETAIL
                                          -------------    ------    -------------    ------    -------------    ------
Net asset value, beginning of period.....     $10.74       $10.70        $10.57       $10.53        $10.84       $10.80
                                              ------       ------        ------       ------        ------       ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income...................        .25          .25           .50          .50           .52          .52
 Net gains (losses) on securities
   (realized and unrealized).............        .24          .24           .17          .17          (.26)        (.26)
                                              ------       ------        ------       ------        ------       ------
   Total from investment operations......        .49          .49           .67          .67           .26          .26
                                              ------       ------        ------       ------        ------       ------
LESS DISTRIBUTIONS
 Dividends from net investment income....       (.25)        (.25)         (.50)        (.50)         (.52)        (.52)
 Dividends in excess of net
   investment income.....................       (.00)        (.00)         (.00)        (.00)         (.00)        (.00)
 Dividends in excess of net realized
   capital gains.........................       (.00)        (.00)         (.00)        (.00)         (.01)        (.01)
                                              ------       ------        ------       ------        ------       ------
   Total distributions...................       (.25)        (.25)         (.50)        (.50)         (.53)        (.53)
                                              ------       ------        ------       ------        ------       ------
Net asset value, end of period...........     $10.98       $10.94        $10.74       $10.70        $10.57       $10.53
                                              ======       ======        ======       ======        ======       ======
TOTAL RETURN.............................       9.46%(4)     9.49%(4,5)    6.61%       6.64%(5)       2.28%        2.29%(5)

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)....     $78,355       $3,239       $71,996       $3,168       $63,133       $2,725
 Ratio of expenses to average net
   assets................................        .25%(1,4)    .25%(2,4)     .24%(1)      .24%(2)       .33%(1)      .33%(2)
 Ratio of net investment income to
   average net assets....................       4.65%(1,4)   4.65%(2,4)    4.82%(1)     4.82%(2)      4.54%(1)     4.54%(2)
 Portfolio turnover rate.................          3%           3%            3%           3%            2%           2%

                                                              FOR THE YEAR ENDED MAY 31
                                                     1993                       1992                  1991
                                                     ----                       ----                  ----
                                           INSTITUTIONAL    RETAIL    INSTITUTIONAL    RETAIL(3)
                                           -------------    ------    -------------    ---------
Net asset value, beginning of period.....      $10.33       $10.30        $10.14       $10.14        $ 9.93
                                               ------       ------        ------       ------        ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income...................         .51          .51           .19          .46           .50
 Net gains (losses) on securities
   (realized and unrealized).............         .56          .54           .15          .16           .22
                                               ------       ------        ------       ------        ------
   Total from investment operations......        1.07         1.05           .34          .62           .72
                                               ------       ------        ------       ------        ------
LESS DISTRIBUTIONS
 Dividends from net investment income....        (.51)        (.51)         (.15)        (.46)         (.50)
 Dividends in excess of net
   investment income.....................        (.05)        (.04)         (.00)        (.00)         (.01)
 Dividends in excess of net realized
   capital gains.........................        (.00)        (.00)         (.00)        (.00)         (.00)
                                               ------       ------        ------       ------        ------
   Total distributions...................        (.56)        (.55)         (.15)        (.46)         (.51)
                                               ------       ------        ------       ------        ------
Net asset value, end of period...........      $10.84       $10.80        $10.33       $10.30        $10.14
                                               ======       ======        ======       ======        ======
TOTAL RETURN.............................       10.36%       10.27%(5)      8.23%        6.22%(4,5)    7.40%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)....      $40,080       $1,466       $10,453         $437          $246
 Ratio of expenses to average net
   assets................................         .09%(1)      .09%(2)       .73%(1)      .93%(2,4)    1.25%(1)
 Ratio of net investment income to
   average net assets....................        5.00%(1)     5.00%(2)      4.56%(1)     4.49%(2,4)    4.89%(1)
 Portfolio turnover rate.................          11%          11%            1%           1%           25%

(1) The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the period ended November 30, 1995 and the year ended May 31, 1995 would have been .81% and 4.09%, and .80% and 4.26%, respectively. The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the years ended May 31, 1994, 1993, 1992 and 1991 would have been .88% and 3.99%, .64% and 4.45%,
    1.28% and 4.01%, and 1.80% and 4.34%, respectively.

(2) The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the period ended November 30, 1995 and the year ended May 31, 1995 would have been .81% and 4.09%, and .78% and 4.27%, respectively. The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the years ended May 31, 1994, 1993 and for the period ended May 31, 1992 would have been .88% and 3.99%, .64% and 4.45%, and 1.48% and 3.94%, respectively.

(3) Retail class commenced operations on April 15, 1991.

(4) Annualized.

(5) Total Return excludes sales load.

                             See Accompanying Notes

[ARROW LOGO]

                      NOTES TO FINANCIAL STATEMENTS
                               (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Effective May 22, 1995, the Trust changed its name from NCC Funds to Armada Funds. The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund which is authorized to issue twenty-four classes of shares of beneficial interest, each of which evidences an interest in one of twelve investment funds:

    Money Market Fund (Class A "Institutional" shares and Class A-Special Series 1 "Retail" shares),

    Government Fund (Class B "Institutional" shares and Class B-Special Series 1 "Retail" shares),

    Treasury Fund (Class C "Institutional" shares and Class C-Special Series 1 "Retail" shares),

    Tax Exempt Fund (Class D "Institutional" shares and Class D-Special Series 1 "Retail" shares),

    Equity Fund (Class H "Institutional" shares and Class H-Special Series 1 "Retail" shares),

    Fixed Income Fund, (Class I "Institutional" shares and Class I-Special Series 1 "Retail" shares),

    Ohio Tax Exempt Fund (Class K "Institutional" shares and Class K-Special Series 1 "Retail" shares),

    National Tax Exempt Fund (Class L "Institutional" Shares and Class L-Special Series 1 "Retail" shares),

    Equity Income Fund (Class M "Institutional" Shares and Class M-Special Series 1 "Retail" shares),

    Mid Cap Regional Fund (Class N "Institutional" shares and Class N-Special Series 1 "Retail" shares),

    Enhanced Income Fund (Class O "Institutional" shares and Class O-Special Series 1 "Retail" shares), and

    Total Return Advantage Fund (Class P "Institutional" shares and Class P-Special Series 1 "Retail" shares).

    As of the date of this report, the National Tax Exempt Fund has not commenced operations.

    The following is a summary of significant accounting policies followed by the Ohio Tax Exempt Fund (the "Fund") in preparation of its financial statements.

    PORTFOLIO VALUATION: Securities for which market quotations are readily available are valued at their market values determined on the basis of the mean between their current available bid and asked prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Securities and other assets for which quotations are not readily available are valued at their fair market value under procedures approved by the Board of Trustees. Short-term investments having maturities of 60 days or less are generally valued on the basis of amortized cost.

    The Ohio Tax Exempt Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from net investment income and to pay such dividends no later than five business days after the end of the month. Net investment income of the Fund consists of interest accrued and original issue discount earned, less amortization of any market premium and accrued expenses.

[ARROW LOGO]

                                 (UNAUDITED)

    FEDERAL INCOME TAXES: The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and makes the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and realized net capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

2. INVESTMENT ADVISERS, DISTRIBUTION FEE AND OTHER RELATED PARTY TRANSACTIONS Fees paid by the Trust pursuant to the Advisory Agreements with National
City Bank, National City Bank, Columbus and National City Bank, Kentucky (collectively, the "Adviser" or "Advisers"), wholly-owned subsidiaries of National City Corporation, are payable monthly based on an annual rate of .55% of the average daily net assets of the Fund. The Advisers have earned fees from the Fund in the amount $211,749 for the period ended November 30, 1995. The Advisers may from time to time waive their fees payable by the Fund. For the period ended November 30, 1995, the Advisers have waived $211,749 with respect to the Fund.

    National City Bank, a wholly owned subsidiary of National City Corporation, serves as the Fund's Custodian. National City Bank has earned and waived custodian fees for the period ended November 30, 1995 totaling $9,740 for the Fund.

    440 Financial Distributors, Inc., a wholly-owned subsidiary of The Shareholder Services Group, Inc., and an indirect wholly-owned subsidiary of First Data Corp. (the "Distributor"), serves as the Trust's Distributor. Under the Trust's Distribution Agreement and related Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Trust reimburses the Distributor monthly for the direct and indirect expenses incurred by the Distributor in providing Fund advertising, marketing, prospectus printing and other distribution services up to a maximum of .10% per annum of the average daily net assets of the Trust, inclusive of an annual distribution fee of $250,000 which is payable monthly and accrued daily among the investment funds with respect to which the Distributor is distributing shares.

    Each Trustee receives an annual fee of $6,000 plus $2,000 for each Board Meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $2,000 per annum for services in such capacity. Such fees are paid for services rendered to all of the investment funds and are allocated accordingly. No person who is an officer, director, trustee, or employee of the Investment Advisers, Administrator, Distributor, or of any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

    Expenses for the period ended November 30, 1995 include legal fees paid to Drinker Biddle & Reath. A partner of that firm is Secretary of the Trust.

[ARROW LOGO]

                                 (UNAUDITED)

3.  PURCHASES AND SALES OF SECURITIES
    During the period ended November 30, 1995, purchases and sales of securities, other than short-term investments or U.S. Government obligations aggregated $6,953,619 and $2,055,503, respectively, for the Ohio Tax Exempt Fund.

4.  SHARES OF BENEFICIAL INTEREST
    The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized on the following page for the Ohio Tax Exempt Fund.

[ARROW LOGO]

                                 (UNAUDITED)

                                                                           FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995
                                                                         -----------------------------------------------
                                                                         INSTITUTIONAL CLASS              RETAIL CLASS
                                                                           ---------------                 ----------
                                                                       SHARES          VALUE         SHARES         VALUE
                                                                       -----           ----           -----         ----
                                                                             (UNAUDITED)                  (UNAUDITED)
OHIO TAX EXEMPT FUND
Shares sold......................................................      944,045      $10,223,816       14,120      $ 152,348
Shares reinvested................................................        4,049           43,905        6,847         73,963
Shares repurchased...............................................     (515,011)      (5,567,327)     (20,883)      (226,231)
                                                                      --------      -----------      -------      ---------
Net increase.....................................................      433,083      $ 4,700,394           84      $      80
                                                                      ========      ===========      =======      =========

                                                                                FOR THE YEAR ENDED MAY 31, 1995
                                                                        -----------------------------------------------
                                                                        INSTITUTIONAL CLASS                RETAIL CLASS
                                                                        -------------------                ------------
                                                                      SHARES           VALUE          SHARES         VALUE
                                                                      ------           -----          ------         -----
OHIO TAX EXEMPT FUND
Shares sold....................................................      1,965,695      $ 20,520,160       70,940      $ 742,119
Shares reinvested..............................................          8,271            86,343       12,897        134,092
Shares repurchased.............................................     (1,246,336)      (12,973,045)     (46,646)      (483,589)
                                                                    ----------       -----------      -------      ---------
Net increase...................................................        727,630      $  7,633,458       37,191      $ 392,622
                                                                    ==========      ============      =======      =========

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                            ARMADA FUNDS

BOARD OF TRUSTEES           Richard B. Tullis
                              Chairman of the Board, President and Treasurer Chairman Emeritus, Harris
                                 Corporation
                              Director, NACCO Materials
                                 Handling Group, Inc.
                              Director, Hamilton Beach/Proctor-
                                 Silex, Inc.
                              Director, Waste-Quip, Inc.

                            Thomas R. Benua, Jr.
                              Trustee
                              President, EBCO Manufacturing Company
                                 and Subsidiaries

                            Leigh Carter
                              Trustee
                              Retired President and Chief
                                 Operating Officer,
                                 B.F. Goodrich Company

                            John F. Durkott
                              Trustee
                              President and Chief
                                 Operating Officer, Kittle's Home
                                 Furnishings Center, Inc.

                            Richard W. Furst, Dean
                              Trustee
                              Professor of Finance and Dean,
                                 College of Business and Economics,
                                 University of Kentucky

                            J. William Pullen
                              Trustee
                              President and Chief Executive Officer,
                                 Whayne Supply Company

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                    NOTES

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                   NOTES

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                    NOTES